Common Stock and Stock Option Plans - Summary of Information Related to Options Outstanding (Detail)										12 Months Ended
	Jun. 23, 2016 EUR (€) shares	Jun. 25, 2015 EUR (€) shares	Jun. 26, 2014 EUR (€) shares	Jun. 24, 2013 EUR (€) shares	Jun. 26, 2012 EUR (€) shares	Oct. 21, 2010 EUR (€) shares	Mar. 24, 2010 shares	Mar. 22, 2010 EUR (€) shares	Jan. 06, 2010 EUR (€) shares	Dec. 31, 2017 EUR (€) shares Months	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Jul. 20, 2016 EUR (€) shares	Feb. 29, 2016 EUR (€) shares	Dec. 31, 2014 shares	Oct. 23, 2012 EUR (€) shares	Mar. 24, 2011 EUR (€)
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options granted after capital operations										573,477
Total options granted										16,190,293
Options granted										573,477	6,658,848	1,769,890
Adjustment of number of options										424,383	510,837	10,043,037			10,696,143
2010 [member] | Stock options plan [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options granted									220,000	8,668
Adjustment of number of options										8,668
Exercise price before adjustment per share | €									€ 14.71	€ 373.44
Expiration date									Jan. 06, 2018	Jan. 06, 2018
Remaining duration | Months										0.2
2010 [member] | Stock options plan [member] | October 2012 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options																231,538
Exercise price before adjustment per share | €									€ 14.71							€ 13.98
2010 [member] | Stock options plan [member] | February 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options														277,370
Exercise price before adjustment per share | €									13.98					€ 11.67
2010 [member] | Stock options plan [member] | July 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options													8,668
Exercise price before adjustment per share | €									€ 11.67				€ 373.44
2010 [member] | Stock options plan two [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options granted								1,548,150		60,980
Adjustment of number of options										51,394
Exercise price before adjustment per share | €										€ 493.44
Expiration date										Mar. 22, 2018
Remaining duration | Months										2.7
2010 [member] | Stock options plan two [member] | October 2012 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options																1,430,622
Exercise price before adjustment per share | €								€ 19.44								€ 18.47
2010 [member] | Stock options plan two [member] | February 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options														1,675,700
Exercise price before adjustment per share | €								18.47						€ 15.42
2010 [member] | Stock options plan two [member] | July 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options													52,183
Exercise price before adjustment per share | €								€ 15.42					€ 493.44
2010 [member] | Stock options plan three [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options granted						120,000				4,727
Adjustment of number of options										1,564
Exercise price before adjustment per share | €						€ 16.88				€ 428.80
Expiration date						Oct. 21, 2018				Oct. 21, 2018
Remaining duration | Months										9.7
2010 [member] | Stock options plan three [member] | October 2012 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options																126,291
Exercise price before adjustment per share | €						€ 16.88										€ 16.88
2010 [member] | Stock options plan three [member] | February 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options														100,072
Exercise price before adjustment per share | €						16.05								€ 13.40
2010 [member] | Stock options plan three [member] | July 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options													3,128
Exercise price before adjustment per share | €						€ 13.40							€ 428.80
2011 [member] | Stock options plan [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options granted							1,164,363			45,863
Adjustment of number of options										38,345
Exercise price before adjustment per share | €										€ 646.72
Expiration date										Mar. 24, 2019
Remaining duration | Months										14.7
2011 [member] | Stock options plan [member] | October 2012 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options																1,150,636
Exercise price before adjustment per share | €																€ 24.21	€ 25.48
2011 [member] | Stock options plan [member] | February 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options														1,287,848
Exercise price before adjustment per share | €														€ 20.21			24.21
2011 [member] | Stock options plan [member] | July 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options													40,167
Exercise price before adjustment per share | €													€ 646.72				€ 20.21
2012 [member] | Stock options plan [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options granted					1,410,625					55,563
Adjustment of number of options										19,720
Exercise price before adjustment per share | €										€ 476.48
Expiration date										Jun. 26, 2020
Remaining duration | Months										29.9
2012 [member] | Stock options plan [member] | October 2012 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options																1,483,424
Exercise price before adjustment per share | €					€ 18.77											€ 18.77
2012 [member] | Stock options plan [member] | February 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options														1,061,569
Exercise price before adjustment per share | €					17.84									€ 14.89
2012 [member] | Stock options plan [member] | July 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options													20,766
Exercise price before adjustment per share | €					€ 14.89								€ 476.48
2013 [member] | Stock options plan [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options granted				1,642,574						61,443
Adjustment of number of options										30,817
Exercise price before adjustment per share | €										€ 493.44
Expiration date										Jun. 24, 2021
Remaining duration | Months										41.8
2013 [member] | Stock options plan [member] | February 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options														1,495,770
Exercise price before adjustment per share | €				€ 18.47										€ 15.42
2013 [member] | Stock options plan [member] | July 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options													43,238
Exercise price before adjustment per share | €				€ 15.42									€ 493.44
2014 [member] | Stock options plan [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options granted			1,655,843							61,939
Adjustment of number of options										41,353
Exercise price before adjustment per share | €										€ 274.88
Expiration date										Jun. 26, 2022
Remaining duration | Months										53.9
2014 [member] | Stock options plan [member] | February 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options														1,782,127
Exercise price before adjustment per share | €			€ 10.29											€ 8.59
2014 [member] | Stock options plan [member] | July 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options													49,660
Exercise price before adjustment per share | €			€ 8.59										€ 274.88
2015 [member] | Stock options plan [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options granted		1,769,890								66,205
Adjustment of number of options										47,790
Exercise price before adjustment per share | €										€ 160.64
Expiration date										Jun. 25, 2023
Remaining duration | Months										65.8
2015 [member] | Stock options plan [member] | February 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options														1,998,861
Exercise price before adjustment per share | €		€ 6.01												€ 5.02
2015 [member] | Stock options plan [member] | July 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options													63,013
Exercise price before adjustment per share | €		€ 5.02											€ 160.64
2016 [member] | Stock options plan [member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Options granted	6,658,848									208,089
Adjustment of number of options										184,732
Exercise price before adjustment per share | €										€ 21.76
Expiration date										Jun. 23, 2024
Remaining duration | Months										77.8
2016 [member] | Stock options plan [member] | July 2016 Stock Options [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Adjustment of number of options													208,089
Exercise price before adjustment per share | €	€ 0.68												€ 21.76